PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

	June 30,	December 31,
	2020	2019
	Unaudited
Cost:
Factory building	$1,722	$2,081
Machinery and equipment *)	13,592	14,641
Office furniture and equipment	930	1,089
Leasehold improvements	2,238	2,004

	18,482	19,815
Accumulated depreciation:

Factory building	1,743	2,058
Machinery and equipment	5,133	8,043
Office furniture and equipment	191	389
Leasehold improvements	133	198

	7,200	10,688

Depreciated cost	$11,282	$9,127
*)	As of June 30, 2020 and December 31, 2019, $423 and $459 relate to construction-in-process of production infrastructure, respectively.